Other Intangible Assets - Currently marketed products acquired from Talecris and Progenika (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Other Intangible Assets
Intangible assets at beginning of the year	€ 1,195,302	€ 1,161,572
Additions	284,729
Translation differences	(162,046)	35,049
Intangible assets at end of the year	1,269,342	1,195,302
Gross carrying amount
Other Intangible Assets
Intangible assets at beginning of the year	1,682,673	1,577,005
Additions	284,729
Translation differences	(206,643)	46,844
Intangible assets at end of the year	1,841,207	1,682,673
Accumulated depreciation and amortisation
Other Intangible Assets
Intangible assets at beginning of the year	(487,371)	(415,467)
Translation differences	43,243	(11,795)
Intangible assets at end of the year	(508,485)	(487,371)
Currently marketed products
Other Intangible Assets
Intangible assets at beginning of the year	941,216	950,889
Additions	(38,216)	(38,441)
Translation differences	(109,692)	28,768
Intangible assets at end of the year	793,308	941,216
Currently marketed products | Gross carrying amount
Other Intangible Assets
Intangible assets at beginning of the year	1,162,204	1,126,024
Translation differences	(137,828)	36,180
Intangible assets at end of the year	1,024,376	1,162,204
Currently marketed products | Accumulated depreciation and amortisation
Other Intangible Assets
Intangible assets at beginning of the year	(220,988)	(175,135)
Translation differences	28,136	(7,412)
Intangible assets at end of the year	€ (231,068)	€ (220,988)
Talecris | Currently marketed products
Other Intangible Assets
Estimated useful life	30 years	30 years
Residual useful life	23 years 5 months	24 years 5 months
Talecris | Currently marketed products | Gross carrying amount
Other Intangible Assets
Intangible assets at beginning of the year	€ 1,138,412	€ 1,102,232
Translation differences	(137,828)	36,180
Intangible assets at end of the year	1,000,584	1,138,412
Talecris | Currently marketed products | Accumulated depreciation and amortisation
Other Intangible Assets
Intangible assets at beginning of the year	(211,871)	(168,397)
Additions	(35,837)	(36,062)
Translation differences	28,136	(7,412)
Intangible assets at end of the year	€ (219,572)	€ (211,871)
Progenika Biopharma, S.A. (Spain) | Currently marketed products
Other Intangible Assets
Estimated useful life	10 years	10 years
Residual useful life	5 years 2 months	6 years 2 months
Progenika Biopharma, S.A. (Spain) | Currently marketed products | Gross carrying amount
Other Intangible Assets
Intangible assets at beginning of the year	€ 23,792	€ 23,792
Intangible assets at end of the year	23,792	23,792
Progenika Biopharma, S.A. (Spain) | Currently marketed products | Accumulated depreciation and amortisation
Other Intangible Assets
Intangible assets at beginning of the year	(9,117)	(6,738)
Additions	(2,379)	(2,379)
Intangible assets at end of the year	€ (11,496)	€ (9,117)